Quarterly Financial Data (Unaudited) - Combined Quarterly Results for Third Quarter (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended			7 Months Ended	12 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended								1 Months Ended		3 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Aug. 15, 2012	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2013 Subordinated Units	Aug. 15, 2012 Predecessor	Dec. 31, 2011 Predecessor	Dec. 31, 2012 Successor	Dec. 31, 2012 Successor	Dec. 31, 2013 Successor	Dec. 31, 2013 Successor Common Units	Dec. 31, 2013 Successor Subordinated Units	Dec. 31, 2012 Pro Forma	Dec. 31, 2012 Pro Forma Common Units		Dec. 31, 2012 Pro Forma Subordinated Units		Aug. 15, 2012 Third Quarter Predecessor	Sep. 30, 2012 Third Quarter Successor	Sep. 30, 2013 Third Quarter Successor		Sep. 30, 2012 Third Quarter Successor Common Units	Sep. 30, 2013 Third Quarter Successor Common Units	Sep. 30, 2012 Third Quarter Successor Subordinated Units	Sep. 30, 2013 Third Quarter Successor Subordinated Units		Sep. 30, 2012 Third Quarter Pro Forma		Sep. 30, 2012 Third Quarter Pro Forma Common Units		Sep. 30, 2012 Third Quarter Pro Forma Subordinated Units
Quarterly Financial Data [Line Items]
Revenues	$ 70,578	$ 24,277	$ 31,770	$ 46,776	$ 178,970	$ 20,353		$ 46,776	$ 20,353	$ 31,770		$ 178,970			$ 78,546					$ 12,601	$ 12,729	$ 53,158	[1]						$ 25,330	[1]
Gross profit	26,412	15,357	21,717	33,440	83,086	13,906		33,440	13,906	21,717		83,086			55,157					9,536	9,237	21,289	[1]						18,773	[1]
Income from operations	19,930	11,991	17,737	28,254	63,715	11,173		28,254	11,173	17,737		63,715			45,991					7,918	8,505	15,690	[1]						16,423	[1]
Net income	$ 18,372	$ 11,659	$ 17,440	$ 25,020	$ 59,770	$ 9,280	$ 28,817	$ 25,020	$ 9,280	$ 17,440	$ 17,440	$ 59,770								$ 7,069	$ 8,414								$ 15,483
Earnings per unit (in USD per share)													$ 2.08	$ 2.08		$ 0.68	[2]	$ 0.68	[2]					$ 0.33	$ 0.52 [1]	$ 0.33	$ 0.52	[1]			$ 0.33	[1],[2]	$ 0.33	[1],[2]

[1]	The results for the third quarter ended September 30, 2012 include those of our predecessor (July 1 to August 15) combined with the successor (August 16 to September 30)
[2]	Earnings per unit was only calculated for periods subsequent to the August 16, 2012 initial public offering.